Note 25. Litigation	12 Months Ended
Oct. 31, 2012
Schedule of Loss Contingencies by Contingency [Table Text Block]
25.    Litigation

MAPLE

AECL and the Government of Canada unilaterally announced in fiscal 2008 their intention to discontinue development work on the MAPLE Facilities. At the same time, AECL and the Government of Canada also publicly announced that they would continue to supply medical isotopes from the current NRU reactor, and would pursue a license extension of the NRU reactor operations past the expiry date, at the time, of October 31, 2011. On July 8, 2008, Nordion served AECL with a notice of arbitration proceedings seeking an order to compel AECL to fulfill its contractual obligations under an agreement entered into with AECL in February 2006 (the 2006 Agreement) to complete the MAPLE Facilities and, in the alternative and in addition to such order, seeking significant monetary damages.  On September 10, 2012, Nordion announced that it had received the decision in its confidential arbitration with AECL and was unsuccessful it its claim for specific performance or monetary damages relating to AECL’s cancelled construction of the MAPLE facilities. The majority of the tribunal ruled 2:1 that Nordion’s claim against AECL in the arbitration was precluded under the terms of the 2006 Agreement. Thus, Nordion was not entitled to a remedy under the 2006 Agreement for the unilateral termination by AECL of the construction of the MAPLE facilities. In the decision, the arbitrators also dismissed AECL’s counterclaim against Nordion for damages for breach of contract in the amount of $250 million (C$250 million) and other relief.  The appeal period has expired and neither party appealed the decision.  The arbitrators have yet to decide on the issue of costs, and requested that Nordion and AECL make submissions. As the decision of the tribunal favors AECL, Nordion may be responsible for a portion of AECL’s costs, which could be material. AECL submitted total arbitration-related costs of approximately $46 million. Nordion has received and is currently assessing the legal merits and financial implications of AECL’s costs submissions.

In addition to the arbitration, in 2008 Nordion also filed a court claim against AECL and the Government of Canada. Nordion’s claim filed against AECL sought (i) damages in the amount of $1.6 billion (C$1.6 billion) for negligence and breach of contract under the Isotope Production Facilities Agreement (IPFA) entered into with AECL in 1996; and (ii) interim, interlocutory and final orders directing AECL to continue to supply radioisotopes under the 2006 Agreement, pending any final judgment and completion of the MAPLE Facilities; and, against the Government of Canada, Nordion sought (i) damages in the amount of $1.6 billion (C$1.6 billion) for inducing breach of contract and interference with economic relations in respect to the 2006 Agreement; (ii) an order that Nordion may set off the damages owing to it by the Government of Canada as a result of the Government’s conduct set out herein against any amounts owing by Nordion to the Government of Canada under the Facilities Development and Construction Funding Agreement (FDCFA), a  loan agreement between the Government of Canada and Nordion for $100 million (C$100 million); and (iii) an interim and interlocutory order suspending any payments that may be owing to the Government of Canada under the FDCFA pending the determination of the issues in this litigation and an interim or interlocutory order requiring the return of all security instruments delivered in connection with the FDCFA. The arbitration decision leaves Nordion open to pursue its ongoing lawsuit against AECL in the Ontario courts in relation to the 1996 IPFA. In the analysis of the decision, although the arbitrators did not rule on the issue, the view of the majority was that a breach of contract by AECL did not occur under the 2006 Agreement.  Nordion is pursuing its rights under the IPFA.

The parties have agreed on a preliminary schedule for proceeding in the IPFA claim and Nordion filed an amended statement of claim on January 18, 2013. Having regard to the majority opinion in the arbitration, the amended statement of claim under the IPFA no longer includes the Government of Canada and the damages claimed are substantially lower.  Nordion and the Government of Canada have agreed to the discontinuance of the action against the Government of Canada without costs.  The schedule provides for AECL to file motions if it sees fit and to file a defence. Documentary productions and discoveries are currently anticipated to begin during 2013. Based on the current schedule, the matter would not be expected to be set down for trial before mid-2014. The claim requests damages in the amount of $243.5 million for negligence and breach of the IPFA, as well as pre- and post-judgment interest and costs.  The damages claimed are for the recovery of Nordion’s costs up to the end of the IPFA, net of certain amounts settled between Nordion and AECL at the time of entering into the Interim and Long-Term Supply Agreement (ILTSA).

Under the 2006 Agreement, commercially reasonable efforts are required to maintain isotope production from the NRU reactor until such time as Nordion has established a satisfactory, long-term alternative supply.  Nordion has accordingly notified AECL that it intends to continue to require isotope supply from AECL while Nordion continues to explore alternatives to mitigate the lack of supply from AECL, for both back-up and the long-term supply of reactor-based medical isotopes.

Bioequivalence studies

During fiscal 2009, the Company was served with a Complaint related to repeat study and mitigation costs of $10 million and lost profits of $70 million. This action relates to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 10(a)). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed an Answer and intends to vigorously defend this action. Discoveries are ongoing, and no trial date has been set. To date, attempts to mediate the claim have been unsuccessful.

During fiscal 2009, the Company was served with a Statement of Claim related to repeat study and mitigation costs of $5 million (C$5 million) and loss of profit of $30 million (C$30 million). This action relates to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 10(a)). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed a Statement of Defence and intends to vigorously defend this action.

BioAxone BioSciences

During the third quarter of fiscal 2012, the Company was served with a Complaint filed in Florida relating to our former Pharma Services business (the Complaint). The Complaint, by BioAxone BioSciences Inc., named Nordion (US) Inc. as well as another co-defendant, and alleges that MDS Pharma Services acted negligently in the preparation and qualification of a Bacterial Master Cell Bank relating to the development of a biologic drug, and claims that Plaintiff has incurred costs to take corrective actions to the cell bank and to the development of its drug as a result of associated delays in development, progress through clinical trials and the FDA approvals process, in an amount greater than $90 million. Nordion has not made a specific provision related to this Complaint. The Company is currently assessing the merits of the Complaint and intends to vigorously defend this claim.